Operating Revenues - Additional Information (Details) $ in Thousands	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated | vessel	56	47
Number of operated vessels, excluding Unigas Pool | vessel	47
Number of vessels within Unigas Pool | vessel	9
Deferred income | $	$ 24,514	$ 25,617
Accounts receivable | $	$ 29,037	$ 34,653
Time charters
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated | vessel	32	38
Accrued income | $	$ 700	$ 1,000
Deferred income | $	$ 24,500	$ 25,600
Time Charters, Expiring within One Year
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated | vessel	23	27
Time Charters, Expiring within Three Years
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated | vessel	9	5
Time Charters, Expiring from Three to Five Years
Disaggregation of Revenue [Line Items]
Number of vessels owned and operated | vessel		6
Voyage charters
Disaggregation of Revenue [Line Items]
Accrued income | $	$ 5,100	$ 1,300
Accounts receivable | $	19,500	18,300	$ 5,100
Costs incurred to fulfill a contract | $	$ 2,500	$ 1,000